Comprehensive Income (Tables)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Summary of components of other comprehensive (loss) income and related tax effects

	2011
	Before Tax		Net of Tax
	Amount	Tax	Amount
	(In thousands)
Foreign currency translation adjustment	$122,217	$—	$122,217
Amortization of cash flow hedge	696	268	428
Amortization of prior service cost	4,145	1,592	2,553

Amortization of net actuarial loss (gain), net	79,564	30,551	49,013
Amortization of transition obligation	153	60	93
Prior service cost arising in current year	(9,239)	(3,547)	(5,692)
Net actuarial (loss) gain, net arising in current year	83,898	32,217	51,681

Other comprehensive income	$281,434	$61,141	$220,293

	2010
	(53 Weeks)
	Before Tax		Net of Tax
	Amount	Tax	Amount
		(In thousands)
Foreign currency translation adjustment	$49,973	$—	$49,973
Amortization of cash flow hedge	695	267	428
Amortization of prior service cost	4,394	1,687	2,707

Amortization of net actuarial loss (gain), net	40,037	15,373	24,664
Amortization of transition obligation	153	60	93
Net actuarial (loss) gain, net arising in current year	(454,756)	(174,626)	(280,130)

Other comprehensive loss	$(359,504)	$(157,239)	$(202,265)

	2009
	Before Tax		Net of Tax
	Amount	Tax	Amount
		(In thousands)
Foreign currency translation adjustment	$(84,452)	$—	$(84,452)
Amortization of cash flow hedge	694	266	428
Amortization of prior service cost	3,923	1,505	2,418

Amortization of net actuarial loss (gain), net	17,571	6,747	10,824
Amortization of transition obligation	153	60	93
Pension liability assumption	(26,704)	(10,254)	(16,450)
Prior service cost arising in current year	(575)	(221)	(354)
Net actuarial (loss) gain, net arising in current year	(197,604)	(75,879)	(121,725)

Other comprehensive loss	$(286,994)	$(77,776)	$(209,218)

Rollforward of accumulated other comprehensive (loss) income

	Pension and
	Other
	Postretirement		Interest Rate
	Benefit Plans,	Foreign Currency	Swap,
	net of tax	Translation	net of tax	Total
		(In thousands)
Balance as of June 28, 2008	$(220,913)	$164,014	$(11,869)	$(68,768)
Foreign currency translation adjustment	—	(84,452)	—	(84,452)
Amortization of cash flow hedge	—	—	428	428
Amortization of prior service cost	2,418	—	—	2,418

Amortization of net actuarial loss (gain), net	10,824	—	—	10,824
Amortization of transition obligation	93	—	—	93
Pension liability assumption	(16,450)	—	—	(16,450)
Prior service cost arising in current year	(354)	—	—	(354)
Net actuarial (loss) gain, net arising in current year	(121,725)	—	—	(121,725)

Balance as of June 27, 2009	(346,107)	79,562	(11,441)	(277,986)
Foreign currency translation adjustment	—	49,973	—	49,973
Amortization of cash flow hedge	—	—	428	428
Amortization of prior service cost	2,707	—	—	2,707

Amortization of net actuarial loss (gain), net	24,664	—	—	24,664
Amortization of transition obligation	93	—	—	93
Net actuarial (loss) gain, net arising in current year	(280,130)	—	—	(280,130)

Balance as of July 3, 2010	(598,773)	129,535	(11,013)	(480,251)
Foreign currency translation adjustment	—	122,217	—	122,217
Amortization of cash flow hedge	—	—	428	428
Amortization of prior service cost	2,553	—	—	2,553

Amortization of net actuarial loss (gain), net	49,013	—	—	49,013
Amortization of transition obligation	93	—	—	93
Prior service cost arising in current year	(5,692)	—	—	(5,692)
Net actuarial (loss) gain, net arising in current year	51,681	—	—	51,681

Balance as of July 2, 2011	$(501,125)	$251,752	$(10,585)	$(259,958)